SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT

Short-term and long-term bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Limits	Utilized as of December 31,
					2023	2022	2021
August 23, 2021	The Bank of East Asia, Limited (“BEA”)	General banking facilities		641,262	-	-	-
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		-	-	241,884
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate		-	-	-
September 27, 2021	BEA	Non-revolving term loan under SME Financing Guarantee Scheme	Prime Rate -2.50%	769,514
		- Short-term loan portion			102,736	99,640	16,655
		- Long-term loan portion			552,518	653,185	752,859

August 1, 2022	BEA	General banking facilities		641,109
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		171,270	99,020
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		257,516	256,443
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		-	-
July 4, 2023	BEA	General banking facilities		642,797
		(i) Invoice financing loan	Higher of HIBOR +2.5% or Prime rate -1%		175,430	-
		(ii) Revolving loan	Higher of HIBOR +3% or Prime rate -0.5%		257,119	-
		(iii) Bank overdraft	Higher of HIBOR +3% or Prime rate		11,861	-
July 10, 2023	Shanghai Commercial Bank (“SHCB”)	Revolving Loan	“HKD) Prime Rate -0.75% USD) Prime Rate -1.75%”	642,797	601,916	-
June 2, 2023	Mercedes-Benz Financial Services Hong Kong Ltd.	Obligation from finance lease for motor vehicle	2.680%	57,082
		- Short-term loan portion			10,319	-
		- Long-term loan portion			35,408	-